Property, plant and equipment	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Property, plant and equipment

6. Property, plant and equipment

Property, plant and equipment comprises owned and right-of-use assets. The Company leases many assets including property, motor vehicles and office equipment.

The cost and accumulated depreciation of owned assets are as follows (in thousands):

	As of March 31,
	2023	2024
Owned assets
Plant and equipment	$793	$684
Motor vehicles	1,948	2,243
Furniture, fixtures and equipment	1,295	1,205
Computer and radio equipment	3,743	4,131
In-vehicle devices	72,405	80,169
Assets in progress	26	15
Owned assets, gross	80,210	88,447
Less: accumulated depreciation and impairments	(46,932)	(52,860)
Owned assets, net	$33,278	$35,587

Total depreciation expense related to owned assets during the years ended March 31, 2023 and 2024 was $9.7 million and $14.2 million, respectively. Depreciation expense related to in-vehicle devices is included in subscription cost of revenue.

During fiscal year 2023, the Africa segment reassessed the useful lives of its installed in-vehicle devices where, on average, the useful lives were increased from 3 years to 5 years. The reassessment of the useful lives resulted in a $1.4 million reduction in the depreciation expense relative to what would have been recognized in fiscal year 2023 had the change not occurred.

During fiscal year 2024, the Africa segment reassessed the useful lives of its installed in-vehicle devices where, on average, the useful lives were increased from 29 to 34 months. The reassessment of the useful lives resulted in a $1.2 million reduction in the depreciation expense relative to what would have been recognized in fiscal year 2024 had the change not occurred.

The cost and accumulated depreciation of right-of-use assets are as follows (in thousands):

	As of March 31,
	2023	2024
Right-of-use assets
Property	$5,792	$5,849
Equipment, motor vehicles and other	259	330
Less: accumulated depreciation	(2,550)	(2,385)
Right-of-use assets, net	$3,501	$3,794